                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Fee Daily Income Trust
                             (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                     COUPON       DEMAND
THOUSANDS                                                                                      RATE+        DATE*        VALUE
------------------------------------------------------------------------------------------------------------------------------------

           CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (75.0%)
           ABAG Finance Authority for Nonprofit Corporations,
$2,000         Computer History Museum Ser 2002                                                1.77%       10/07/04      $2,000,000
 4,500         Episcopal Homes Foundation Ser 2000 COPs                                        1.73        10/07/04       4,500,000
 1,300     California Department of Water Resources Power Supply Ser B Subser B-1              1.71        10/01/04       1,300,000
           California Economic Recovery,
 2,100         Ser 2004 A ROCs II-R Ser 280 (FGIC)                                             1.72        10/07/04       2,100,000
 2,000         Ser 2004 C-4                                                                    1.71        10/01/04       2,000,000
           California Educational Facilities Authority,
 6,000         California Institute of Technology Ser 1994                                     1.67        10/07/04       6,000,000
 8,275         Stanford University Ser L-2                                                     1.62        10/07/04       8,275,000
           California Health Facilities Financing Authority,
 4,700         Adventist Health System/West 1998  Ser A (MBIA) & Ser B (MBIA)                  1.71        10/01/04       4,700,000
 2,200         Adventist Health System/West 2002 Ser A                                         1.70        10/01/04       2,200,000
 5,000     California Pollution Control Financing Authority, Chevron USA Inc Ser 1984 B        1.60        12/15/04       5,000,099
   900     California Statewide Communities Development Authority,
               University Retirement Community at Davis Inc Ser 2003 (Radian)                  1.69        10/01/04         900,000
 7,370     California Transit Finance Authority, Ser 1997 (FSA)                                1.70        10/07/04       7,370,000
 5,000     Los Angeles, Wastewater System Ser 2001 B (FGIC)                                    1.15        12/09/04       5,000,000
 5,000     Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002                1.68        10/07/04       5,000,000
 4,500     Los Angeles County Metropolitan Transportation Authority, Prop C Sales
               Tax Ser 1993-A (MBIA)                                                           1.70        10/07/04       4,500,000
           Los Angeles Department of Water & Power,
 8,000         Power System 2001 Ser B Subser B-1                                              1.70        10/07/04       8,000,000
 5,000         Water System 2001 Ser B Subser B-1                                              1.68        10/07/04       5,000,000
 3,615     Los Angeles Unified School District, PUTTERs Ser 425 (FSA)                          1.72        10/07/04       3,615,000
 7,700     Metropolitan Water District of Southern California, Water 2000 Ser B-2              1.69        10/07/04       7,700,000
 5,000     Mountain View, Villa Mariposa Multifamily 1985 Ser A                                1.72        10/07/04       5,000,000
 9,600     Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2       1.68        10/07/04       9,600,000
 7,000     Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I                 1.69        10/07/04       7,000,000
 5,000     Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)                        1.73        10/07/04       5,000,000
 7,000     Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A                     1.70        10/07/04       7,000,000
 4,000     Rancho Water District Financing Authority, Ser 2002 A (FGIC)                        1.50        10/07/04       4,000,000
 2,500     Roaring Fork Municipal Products California, Economic Recovery
               Class A Certificates Ser 2004-4 (FGIC)                                          1.74        10/07/04       2,500,000
 5,515     Sacramento County, Administration Center & Courthouse Ser 1990 COPs                 1.70        10/07/04       5,515,000
 5,000     San Francisco City & County Redevelopment Agency,
               Bayside Village Multifamily Ser 1985 A                                          1.51        10/07/04       5,000,000
 4,500     Southern California Public Power Authority, Transmission Refg
               Ser 2001 A (FSA)                                                                1.70        10/07/04       4,500,000
 4,540     Turlock Irrigation District, Ser 1988 A                                             1.68        10/07/04       4,540,000
 3,530     Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R
               Ser 2130 (MBIA)                                                                 1.72        10/07/04       3,530,000

           PUERTO RICO
 5,200     Puerto Rico Highway & Transportation Authority, Transportation 1998
               Ser A (Ambac)                                                                   1.72        10/07/04       5,200,000
                                                                                                                       ------------

           TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
           (Cost $153,545,099)                                                                                          153,545,099
                                                                                                                       ------------

                                                                                                   YIELD TO
                                                                                                   MATURITY
                                                                     COUPON        MATURITY       ON DATE OF
                                                                      RATE           DATE          PURCHASE
                                                                    -----------  -------------  -------------
            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (15.4%)
  1,500     California Department of Water Resources Ser 1             1.42%      11/08/04          1.42%                 1,500,000
 10,000     California Infrastructure & Economic
                Development Bank,
                Salvation Army Western Territory Ser 2001               1.02      11/17/04           1.02                10,000,000
  5,000     East Bay Municipal Utility District, Water Ser 1997         1.25      11/23/04           1.25                 5,000,000
 10,000     Los Angeles County Metropolitan
                Transportation Authority, 2nd Sub Sales Tax
                Ser A                                                   1.13      10/13/04           1.13                10,000,000
  5,000     San Diego County Water Authority, Ser 1                     1.20      11/18/04           1.20                 5,000,000
                                                                                                                   ----------------

            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
             (Cost $31,500,000)                                                                                          31,500,000
                                                                                                                   ----------------

            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL
                NOTES (9.6%)
  6,475     California, Ser 1994 (FGIC), dtd 11/01/94                   7.00      11/01/04           1.22                 6,635,604
  6,000     California School Cash Reserve
                Program Authority,
                2004 Pool Ser A (Ambac), dtd 07/06/04                   3.00      07/06/05           1.60                 6,062,927
  4,000     Sacramento County, 2004 Ser A TRANs, dtd 07/01/04           3.00      07/11/05           1.65                 4,041,175
  1,500     Santa Cruz County, 2004-2005 A TRANs, dtd 07/07/04          3.00      07/06/05           1.62                 1,515,511
  1,500     Victor Valley Joint Union High School District,
                Ser 2004 TRANs, dtd 07/22/04                            2.75      07/21/05           1.65                 1,513,028
                                                                                                                   ----------------

            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
            (Cost $19,768,245)                                                                                           19,768,245
                                                                                                                   ----------------

            TOTAL INVESTMENTS ($204,813,344) (a)                                                   100.0%               204,813,344

            LIABILITIES IN EXCESS OF OTHER ASSETS                                                     0.0                  (98,160)
                                                                                                      ---          ----------------

            NET ASSETS                                                                             100.0%              $204,715,184
                                                                                                   ======          ================

----------
   COPs      Certificates of Participation.
  PUTTERs    Putable Tax-Exempt Receipts.
   ROCs      Reset Option Certificates.
   TRANs     Tax and Revenue Anticipation Notes.
     +       Rate shown is the rate in effect at September 30, 2004.
     *       Date on which the principal amount can be recovered through demand.
    (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
  Ambac      Ambac Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
   FSA       Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.
  Radian     Radian Asset Assurance.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Fee Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

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                                                                   EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley California
        Tax-Fee Daily Income Trust;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)   Omitted;

        (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

        (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                          /s/ Ronald E. Robison
                                          Ronald E. Robison
                                          Principal Executive Officer

                                       4

                                                                   EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley California
        Tax-Fee Daily Income Trust;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)   Omitted;

        (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

        (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                  /s/ Francis Smith
                                  Francis Smith
                                  Principal Financial Officer

                                       5